Commitments and contingencies (Details) € in Thousands, £ in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Aug. 31, 2021 USD ($)	Aug. 31, 2021 GBP (£)	Dec. 31, 2023 USD ($) investment	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 EUR (€)	Dec. 31, 2023 GBP (£) investment	Dec. 31, 2023 EUR (€) investment	Dec. 31, 2023 CAD ($) investment
Disclosure of other provisions [line items]
Number of investments committing | investment					2						2	2	2
Capital commitments					$ 22,031,000
Templewater
Disclosure of other provisions [line items]
Contributions (Proceeds)					0
Initial Contribution | Templewater
Disclosure of other provisions [line items]
Capital commitments					$ 1,000,000
Royalty related to UTC, revenue obligations
Disclosure of other provisions [line items]
Expiration period (years)					15 years	15 years	15 years
Royalty payments					$ 0			$ 0
Royalty obligation, percentage					2.00%	2.00%	2.00%
Maximum royalty expense					$ 4,613,000								$ 5,351
Royalty expense					$ 0
Royalty of other revenue obligations
Disclosure of other provisions [line items]
Royalty obligation, percentage					2.00%	2.00%	2.00%
Maximum royalty expense					$ 1,896,000								$ 2,200
Royalty expense					0
HyCap Fund
Disclosure of other provisions [line items]
Contributions (Proceeds)			$ 14,210,000	£ 10,987		£ 10,986
HyCap Fund | Initial Contribution
Disclosure of other provisions [line items]
Capital commitments | £											£ 25,000
Contributions (Proceeds)					4,624,000	£ 3,771		1,924,000	£ 1,550
CleanH2 Fund
Disclosure of other provisions [line items]
Contributions (Proceeds)	$ 5,146,000	€ 4,701					€ 4,701
CleanH2 Fund | Initial Contribution
Disclosure of other provisions [line items]
Capital commitments | €												€ 30,000
Contributions (Proceeds)					$ 3,983,000		€ 3,705	$ 806,000		€ 696